Segment Reporting (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) segment	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($) segment	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting
Number of reportable segments | segment	1		1		1	1	1
General and administrative expense:
Interest income	$ 100		$ 200		$ 300	$ 500	$ 747	$ 1,318
Net loss	4,167	$ (9,579)	(6,975)	$ (4,202)	(5,412)	(11,177)	(29,397)	(17,347)
Single reportable segment
General and administrative expense:
Personnel costs							2,085	1,882
Other general and administrative expenses							2,372	917
Interest income							(747)	(1,318)
Other expense							2,037
Net loss							(29,397)	(17,347)
Operating segment | Single reportable segment
General and administrative expense:
Personnel costs	1,038		486		1,647	1,009
Other general and administrative expenses	2,025		164		2,659	368
Other expense	(12,659)				(7,159)
Operating segment | HCC | Single reportable segment
Segment Reporting
Research and development expenses by program	967		1,599		1,404	3,016	8,583	2,127
Operating segment | IPF | Single reportable segment
Segment Reporting
Research and development expenses by program	2,830		1,352		3,863	1,968	6,703	3,210
Operating segment | mBC | Single reportable segment
Segment Reporting
Research and development expenses by program	(268)		1,878		(268)	2,088	2,182	646
Operating segment | Pre-clinical, CMC, and other (unallocated) | Single reportable segment
Segment Reporting
Research and development expenses by program	140		229		315	585	969	4,373
Operating segment | TTI 109 | Single reportable segment
Segment Reporting
Research and development expenses by program	$ 822		$ 462		$ 1,180	$ 678	1,193	1,466
Unallocated research and development expense | Single reportable segment
Segment Reporting
Research and development expenses, personnel costs							2,988	2,900
Research and development expenses, consultant fees and other costs							$ 1,032	$ 1,144